Equity (Detail Textuals 1) - USD ($)					1 Months Ended			9 Months Ended	12 Months Ended
		Jan. 01, 2020	Dec. 06, 2019	Dec. 02, 2019	Aug. 29, 2019	Jul. 18, 2019	Aug. 17, 2018	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding								281,834	234,000	50,000	0
Remains unamortized stock based expenses								$ 44,333
Number of shares granted during period								74,000	184,000	50,000
Intrinsic value									$ 0	$ 0
Risk free interest rate									1.40%	2.87%
Stock based compensation								$ 31,500	$ 52,000	$ 56,835
Expected term									5 years	10 years
Expected volatility								155.00%	158.00%	170.00%
Expected dividend yield								0.00%	0.00%	0.00%
Term of remaining life of stock options weighted average value								9 years 1 month 24 days	9 years 9 months 10 days	9 years 11 months 19 days
Stock option granted for services									$ 133,110	$ 107,169
Equity Incentive Plan 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued during period		24,000					375,000
Percentage of grant date fair market value not less than ten percent exercise price of incentive stock option granted to stockholder									110.00%
Percentage of exercise price of incentive stock option granted to stockholder									10.00%
Remains unamortized stock based expenses									$ 637,865	$ 429,519
Number of shares granted during period									234,000
Expiration date under plan		Dec. 13, 2029
Intrinsic value		$ 67,976							$ 0
Percentage of stock option vest on vesting commencement date									1.00%
Exercise price		$ 2.12
Expected term		4 years
Equity Incentive Plan 2018 | Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period					181,500	2,500
Expiration date under plan						Jul. 18, 2029
Exercise price					$ 1.99	$ 3.12
Equity Incentive Plan 2018 | Saoirse O'Sullivan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period	[1]								12,500
Expiration date under plan									Aug. 17, 2028
Percentage of stock option vest on vesting commencement date									25.00%
Exercise price									$ 10.8
Equity Incentive Plan 2018 | Director and consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period							50,000
Expiration date under plan							Aug. 17, 2028
Exercise price									$ 10.8
Equity Incentive Plan 2018 | Five Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued during period			10,000
Number of shares granted during period				22,250
Expiration date under plan			Dec. 06, 2029
Intrinsic value			$ 24,401
Exercise price			$ 2.65
Equity Incentive Plan 2018 | Rob Prince
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period									2,500
Expiration date under plan									Jul. 18, 2029
Percentage of stock option vest on vesting commencement date									100.00%
Exercise price									$ 3.12
Equity Incentive Plan - 2018 | Five Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued during period			40,000
Expiration date under plan			Dec. 06, 2029
Intrinsic value			$ 97,606
Exercise price			$ 2.65
Expected term			4 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remains unamortized stock based expenses								$ 449,833
Number of shares granted during period								281,834
Intrinsic value								$ 0
Value of the remaining life of the options								9 years 1 month 24 days
Stock based compensation								$ 294,898

[1]	Twenty-five percent (25%) of the Shares subject to the Option shall vest on the Vesting Commencement Date, and one forty-eighth (1/48th) of the Shares subject to the Option shall vest each month thereafter on the same day of the month as the Vesting Commencement Date.